Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31,	December 31,
	2021	2020
Funding program loans from European Investment Bank ("EIB"):
0.73% due 2021, floating interest rate at Libor + 0.525%	—	30
0.75% due 2021, floating interest rate at Libor + 0.572%	—	29
0.06% due 2028, floating interest rate at Euribor + 0.589%	202	250
0.05% due 2029, floating interest rate at Euribor + 0.564%	222	270
0.06% due 2031, floating interest rate at Euribor + 0.583%	379	—
0.15% due 2031, floating interest rate at Euribor + 0.660%	187	—
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
0.15% due 2027, floating interest rate at Euribor + 0.690%	156	—
Dual tranche senior unsecured convertible bonds
0.25% due 2024 (Tranche B)	—	674
Zero-coupon, due 2025 (Tranche A)	713	703
Zero-coupon, due 2027 (Tranche B)	674	661
Other funding program loans:
0.37% (weighted average), due 2021-2028, fixed interest rate	6	4
Total long-term debt	2,539	2,621
Less current portion	(143)	(795)
Total long-term debt, less current portion	2,396	1,826

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:
	December 31, 2021	December 31, 2020
U.S. dollar	1,387	2,097
Euro	1,152	524
Total	2,539	2,621

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2021
2022	143
2023	143
2024	143
2025	893
2026	142
Thereafter	1,188
Total	2,652